Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 19, 2022	Feb. 15, 2022	Nov. 27, 2018	Aug. 15, 2018
Global and BioLife Sciences [Member]
Sale of royalty percentage		20.00%
Ownership percentage		20.00%
Royalty Agreement [Member]
Royalty percentage				50.00%
Sale of royalty percentage		20.00%	5.00%
Development cost, percent	50.00%
Royalty Agreement [Member] | Chemia Corporation [Member]
Royalty percentage				50.00%
Sale of royalty percentage			5.00%
License Agreement [Member]
Sale of royalty percentage	5.50%
Development cost, percent	50.00%
Development costs	$ 1,250,000